SCHEDULE OF PROFORMA INFORMATION OF OPERATIONS (Details) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Business Combination and Asset Acquisition [Abstract]
Revenues	$ 212,426
Net income/(loss)	$ 12,296